Condensed Statements of Operations - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUE	$ 292.7	$ 225.4	$ 772.4	$ 656.6	$ 867.6	$ 852.0	$ 860.1
OPERATING COSTS AND EXPENSES:
Net purchased power	113.6	84.1	290.9	242.8	315.4	346.0	469.0
Operation and maintenance	70.4	66.3	199.1	187.8	258.3	229.8	185.1
Depreciation and amortization	29.4	25.2	87.2	68.0	93.4	80.7	78.7
Taxes other than income taxes	36.3	28.1	100.2	84.2	113.4	100.6	85.1
Other, net					0.9	0.0	0.6
Loss on asset disposal	0.0	0.0	0.0	1.1
Total operating costs and expenses	249.7	203.7	677.4	583.9	781.4	757.1	817.3
OPERATING INCOME	43.0	21.7	95.0	72.7	86.2	94.9	42.8
OTHER EXPENSE, NET:
Interest expense, net	(14.6)	(11.8)	(43.0)	(34.7)	(48.2)	(25.8)	(28.8)
Other income, net	(0.6)	0.7	(2.3)	3.2	2.1	5.8	1.8
Total other expense, net	(15.2)	(11.1)	(45.3)	(31.5)	(46.1)	(20.0)	(27.0)
INCOME / (LOSS) BEFORE INCOME TAX	27.8	10.6	49.7	41.2	40.1	74.9	15.8
Income tax expense / (benefit)	10.9	(1.9)	16.6	4.2	3.2	13.5	(3.1)
NET INCOME / (LOSS)	$ 16.9	$ 12.5	$ 33.1	$ 37.0	$ 36.9	$ 61.4	$ 18.9